Business developments	12 Months Ended
Dec. 31, 2022
Business developments
3 Business developments, significant shareholders and subsequent events
Business developments
Strategic review
On October 27, 2022, Credit Suisse announced a series of decisive actions following a strategic review conducted by the Board of Directors and Executive Board, focused on a restructuring of the Investment Bank, an accelerated cost transformation, and strengthened and reallocated capital. The transformation is intended to be funded through divestments, exits, capital actions and existing resources. As the Group implements these actions, restructuring costs, including from asset impairments and liability valuations, are expected to arise in connection with business activities the Group plans to exit or transfer and their related infrastructure.
Effective January 1, 2023, reflecting the strategic announcement of October 27, 2022, the Group is organized into five divisions – Wealth Management, Swiss Bank, Asset Management and the Investment Bank, as well as a new Capital Release Unit (CRU). Beginning in the first quarter of 2023, the Group’s financial reporting will be presented accordingly. Core results include the results of the divisions and the Corporate Center and exclude the results of the CRU.
Capital increase
On November 23, 2022, Credit Suisse Group AG held an Extraordinary General Meeting, at which shareholders approved two capital increases. Credit Suisse Group AG completed the first capital increase on November 25, 2022 by way of a share placement of 462,041,884 newly issued shares to qualified investors resulting in gross proceeds of CHF 1.76 billion. Credit Suisse Group AG completed the second capital increase by way of a rights offering on December 9, 2022. By the end of the rights exercise period, 98.2% of the rights had been exercised for the issuance of 872,989,594 shares. The remaining 16,378,864 newly issued shares for which rights were not exercised were sold in the market. The rights offering resulted in gross proceeds of CHF 2.25 billion. The capital increases resulted in 1,351,410,342 newly issued shares and gross proceeds for Credit Suisse Group AG of CHF 4.0 billion. Credit Suisse Group AG made capital contributions of CHF 3.89 billion to its wholly owned subsidiary Credit Suisse AG.
Liquidity issues in the fourth quarter of 2022
As previously disclosed, during early fourth quarter of 2022, Credit Suisse began experiencing significantly higher withdrawals of cash deposits as well as non-renewal of maturing time deposits. However, as the quarter progressed, these outflows stabilized to much lower levels but had not yet reversed by year end, and customer deposits declined by CHF 138 billion in the fourth quarter of 2022. As is normal practice, the Group also limited its access to the capital markets in the period immediately preceding the Group’s strategy announcements on October 27, 2022.
Outflows in assets under management in the fourth quarter of 2022
As previously disclosed, Credit Suisse began experiencing deposit and net asset outflows in early fourth quarter of 2022 at levels that substantially exceeded the rates incurred in the third quarter of 2022. At the Group level, net asset outflows in the fourth quarter of 2022 were approximately 8% of assets under management as of the end of the third quarter of 2022, with approximately two-thirds of these net asset outflows in the quarter concentrated in October 2022.
> Refer to “Note 39 – Assets under management” for further information.
Sale of CS Trust business
On September 6, 2022, the Group signed separate agreements with The Bank of N.T. Butterfield & Son Limited (Butterfield) and Gasser Partner Trust reg. (Gasser Partner) for the sale of its global trust business (Credit Suisse Trust, CST). Under separate agreements, Butterfield will acquire CST’s businesses based in Guernsey, Singapore and The Bahamas, while Gasser Partner will acquire CST’s Liechtenstein business.
The transaction with Butterfield is expected to close in 2023 and is subject to customary conditions. The transfer of a majority of the trust structures in Liechtenstein occurred on February 28, 2023, with the expectation that a small number of remaining trust structures will transfer on a rolling basis in the first half of 2023. Upon completion of the transactions, Butterfield and Gasser Partner will take over the ongoing management and administration of most of the trust structures in the respective jurisdictions.
Allfunds Group
On October 21, 2022, the Group announced the successful completion of the offering of its entire shareholding in Allfunds Group plc (Allfunds Group), which represented approximately 8.6% of the share capital of Allfunds Group, through an accelerated bookbuild offering to institutional investors. Following the completion of this transaction, the Group no longer holds any shares in Allfunds Group.
Energy Infrastructure Partners
On October 21, 2022, the Group entered into an agreement with the managing partners of Energy Infrastructure Partners AG (EIP) to acquire the Group’s remaining 30% stake in EIP. Following the completion of this transaction, the Group no longer holds any shares in EIP.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2022 and 2021, respectively.
Significant shareholders registered in the share register
	2022			2021
end of	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	433	17	10.83	304	12	11.48
Nortrust Nominees Ltd. [2]	217	9	5.43	197	8	7.42
The Bank of New York Mellon [2]	213	9	5.31	139	6	5.25
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee. The following shareholder notifications relate to registered voting rights exceeding 5% of all voting rights, which are subject to disclosure in the notes to the financial statements in accordance with the Swiss Code of Obligations. The percentage shareholdings below are presented with two decimal places.
In a disclosure report that the Group published on November 17, 2021, the Group was notified that as of November 12, 2021, Qatar Holding LLC, a wholly owned subsidiary of Qatar Investment Authority, held 133.2 million shares, or 5.03% of the voting rights, of the registered Group shares issued as of the date of the notified transaction.
In a disclosure report that the Group published on December 10, 2022, the Group was notified that as of December 9, 2022, the Saudi National Bank held 395.5 million shares, or 9.88% of the voting rights, of the registered Group shares issued as of the date of the notified transaction.
In a disclosure report that the Group published on December 8, 2022, the Group was notified that as of November 29, 2022, Harris Associates L.P.’s holdings of registered Group shares had fallen below the 5% reporting threshold.
Subsequent events
Securitized Products Group
On November 15, 2022, Credit Suisse announced that it had entered into definitive transaction agreements to sell a significant part of its Securitized Products Group (SPG) to entities and funds managed by affiliates of Apollo Global Management. This transaction involves phased closings through the first half of 2023 and represents an important step towards a managed exit from the SPG business and to de-risk the bank. On February 7, 2023, the parties completed the first closing of such transaction and the majority of the assets and professionals associated with the transaction are now part of or managed by ATLAS SP Partners, a new standalone credit firm focused on asset-backed financing and capital markets solutions. On February 23, 2023, the parties completed the second closing of such transaction, with further assets transferred.
CS First Boston
On February 9, 2023, the Group announced the acquisition of The Klein Group LLC, the investment banking business as well as the registered broker-dealer of M. Klein & Company LLC (the seller). The purchase price is USD 175 million. To align interests with the Group, the seller will receive a convertible note and a warrant. The note will provide annual payments and convert into, and the warrant entitles the seller to subscribe to, CS First Boston shares at a qualified initial public offering (IPO) or other liquidity event, at the then-valuation of CS First Boston, less a customary discount. The principal amount of the convertible note is expected to be USD 100 million, with the balance being paid in cash dependent on taxes to be paid by the seller at closing. The net present value of the transaction to the Group is expected to be approximately USD 210 million, which also includes interest cost, annual payments on the note and other payments that may in the future become payable in respect of this transaction. The transaction is expected to close in the first half of 2023.
> Refer to “Note 21 – Goodwill” for further information.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VI – Consolidated financial statements – Credit Suisse Group for further information.